CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Unaudited) (Parenthetical) - shares shares in Millions	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	510.9	507.3
Common stock, shares outstanding (in shares)	510.9	507.3